Costs and Expenses by Nature - Disclosure of Cost aand Expenses By Nature (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017
Analysis of income and expense [abstract]
Impact of tax settlement programs	$ (1,346)	$ (1,346)	$ 883